Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2017	26.3	75.4	10.2	10.4	18.5	140.8
Acquired through business combinations	—	—	—	—	7.0	7.0
Additional provision in the period	4.0	—	0.3	—	4.1	8.4
Release of provision	(1.5)	—	—	(2.7)	(2.0)	(6.2)
Utilization of provision	(16.5)	(4.3)	(4.7)	(6.5)	(2.3)	(34.3)
Unwinding of discounting	—	0.8	—	0.3	—	1.1
Foreign exchange	—	(3.1)	—	—	—	(3.1)
Balance at December 31, 2018	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Balance at January 1 2019	12.3	1.9	5.8	1.5	25.3	46.8
Acquired through business combinations	—	—	—	—	1.9	1.9
Additional provision in the period	3.2	—	2.4	—	10.2	15.8
Release of provision	(1.5)	—	(1.3)	—	(5.7)	(8.5)
Utilization of provision	(6.7)	(0.9)	—	(1.5)	(0.5)	(9.6)
Unwinding of discounting	—	—	—	—	—	—
Foreign exchange	0.1	0.2	—	—	0.1	0.4
Balance at December 31, 2019	7.4	1.2	6.9	—	31.3	46.8
Analysis of total provisions:	December 31, 2019			December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current	40.9			44.3	(3.6)	40.7
Non-current	5.9			69.4	(63.3)	6.1
Total	46.8			113.7	(66.9)	46.8